Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Service Trade	$ 302,055	$ 364,384	$ 97,875
Prepaid insurance costs	282,265	17,661	15,430
Prepaid advertising and marketing costs	259,438	11,074	32,178
Prepaid software costs	97,912	29,887	10,255
Prepaid commissions	39,144	51,472	69,737
Prepaid data license and subscription costs	34,375	53,124	40,000
Prepaid merchant fees	28,488	26,224	26,401
Prepaid consulting costs	26,539	120,332	3,124
Other current assets	10,720	66,997	38,507
Total prepaid expenses and other current assets	$ 1,080,936	$ 741,155	$ 333,507